Stock Option Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Number of Shares Outstanding beginning	2,200,000	2,200,000
Weighted Average Exercise Price Outstanding beginning	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term		1 year	2 years
Issued
Issued
Exercised		0
Exercised		$ 0
Expired	(2,200,000)
Expired	$ 0
Number of Shares Outstanding ending		2,200,000	2,200,000
Weighted Average Exercise Price Outstanding ending		$ 0.10	$ 0.10